Revenue - Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Millions	Mar. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 1,765.9
2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	1,180.1
2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	486.3
2027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	48.5
Thereafter
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 51.0